Commitments and Contingencies (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Aug. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Commitments and contingencies
Purchase commitments expects to incur in next year		$ 1,400
Harvard University | License agreements
Commitments and contingencies
Upfront Fee	$ 600
Royalty expense		0	$ 0
Tufts | License agreements
Commitments and contingencies
Royalty expense		$ 2,100	$ 1,700	$ 1,400